Note 6 - Property and Equipment - Schedule of Property and Equipment (Details) - CAD ($)	6 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Balance	$ 27,516	$ 30,689
Computer and office equipment [member]
Statement Line Items [Line Items]
Balance	27,516	30,689	$ 25,313	$ 27,488
Computer and office equipment [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Balance	90,353	89,787	80,948	80,713
Additions		9,247	676
Effect of foreign exchange	566	(408)	(441)
Computer and office equipment [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Balance	62,837	59,098	55,635	$ 53,225
Effect of foreign exchange	522	(372)	(399)
Charge for the period	$ 3,217	$ 3,835	$ 2,809